Business Combinations - Purchase Price Allocation (Details) - P3 Health Partners Inc. - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 03, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets Acquired:
Goodwill		$ 458,294,462	$ 1,309,750,216	$ 1,278,452,778	$ 3,805,628	$ 871,128	$ 741,128
P3 LLC
Assets Acquired:
Cash				5,300,842
Restricted Cash				54,095
Health Plan Settlement Receivables				47,733,033
Clinic Fees and Insurance Receivables, Net				426,064
Other Receivables				1,880,939
Prepaid Expenses and Other Current Assets				938,413
Property, Plant and Equipment, Net				7,875,234
Goodwill				1,278,452,778
Notes Receivable, Net				3,734,012
Right of Use Assets				6,870,279
Total Assets Acquired				2,188,665,689
Liabilities Assumed:
Accounts Payable and Accrued Expenses				25,819,091
Accrued Payroll				2,868,664
Health Plans Settlements Payable				25,007,542
Claims Payable				76,031,460
Premium Deficiency Reserve				11,559,067
Accrued Interest				9,268,846
Current Portion of Long-Term Debt				301,443
Lease Liability				6,210,956
Long-Term Debt				80,000,000
Total Liabilities Assumed				237,067,069
Net Assets Acquired				1,951,598,620
Goodwill expected to be deductible for tax purposes				3,800,000
P3 LLC | Customer Relationships
Assets Acquired:
Intangible Assets, Net:				684,000,000
P3 LLC | Provider Network
Assets Acquired:
Intangible Assets, Net:				3,700,000
P3 LLC | Trademarks
Assets Acquired:
Intangible Assets, Net:				$ 147,700,000
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc ("Medcore Acquisition")
Assets Acquired:
Cash			20,547,337		3,000
Restricted Cash			302,187
Health Plan Settlement Receivables			5,754,006
Clinic Fees and Insurance Receivables, Net			141,186
Other Receivables			726,378
Prepaid Expenses and Other Current Assets			1,189,575
Property, Plant and Equipment, Net			113,436		5,896
Goodwill			31,297,438		2,934,500
Total Assets Acquired			67,471,814		4,989,000
Liabilities Assumed:
Accounts Payable and Accrued Expenses			150,196
Accrued Payroll			277,074
Health Plans Settlements Payable			133,149
Claims Payable			26,898,074
Total Liabilities Assumed			27,458,493
Net Assets Acquired			40,013,321		4,989,000
Goodwill expected to be deductible for tax purposes	$ 8,100,000		8,100,000
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc ("Medcore Acquisition") | Customer Relationships
Assets Acquired:
Intangible Assets, Net:					$ 2,045,604
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc ("Medcore Acquisition") | Payor Contracts
Assets Acquired:
Intangible Assets, Net:			4,700,271
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc ("Medcore Acquisition") | Provider Network
Assets Acquired:
Intangible Assets, Net:			1,100,000
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc ("Medcore Acquisition") | Trademarks
Assets Acquired:
Intangible Assets, Net:			900,000
Medcore Health Plan, Inc and Omni IPA Medical Group, Inc ("Medcore Acquisition") | Medical Licenses
Assets Acquired:
Intangible Assets, Net:			$ 700,000